UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 2010

        CHECK HERE IF AMENDMENT []; AMENDMENT NUMBER: __________________

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.


              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                             NAME:  Stephen Feinberg

              ADDRESS:  299 Park Avenue, 22nd Floor, New York, NY  10171
             ------------------------------------------------------------


                         FORM 13F FILE NUMBER:  28-06882
                        ---------------------------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Stephen Feinberg
           --------------------
TITLE:     Investment Manager
           --------------------
PHONE:     (212) 891-2100
           --------------------

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Stephen Feinberg              New York, NY                  2/14/2011
---------------------            --------------                ------------
[Signature]                      [City, State]                    [Date]


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:          7
---------------------------------------       ----


Form 13F Information Table Value Total:       $1,589,070     (thousands)
---------------------------------------       --------------------------


List of Other Included Managers:     None
--------------------------------     ----

                                Stephen Feinberg
                                   Form 13F
                               December 31, 2010




                           Title of                Value       Shares/     SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer               Class      Cusip     (x1000)      PRN AMT     PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
AERCAP HOLDINGS NV          SHS       N00985106   $  393,268   27,851,839  SH          SOLE     N/A    27,851,839
BLUELINX HLDGS INC          COM       09624H109   $   64,921   18,100,000  SH          SOLE     N/A    18,100,000
GEOEYE INC                  COM       37250W108   $   84,059    1,983,000  SH          SOLE     N/A     1,983,000
MOLECULAR INSIGHT
   PHARM INC                COM       60852M104   $      598    3,738,738  SH          SOLE     N/A     3,738,738
SMURFIT-STONE CONTAINER
   CORP                     COM       83272A104   $    7,694      300,535  SH          SOLE     N/A       300,535
TALECRIS BIOTHERAPEUTICS
   HLD                      COM       874227101   $1,038,218   61,175,236  SH          SOLE     N/A    61,175,236
TECHNICOLOR               SPNSRD
                          ADR NEW     878520204   $      311       65,451  SH          SOLE     N/A        65,451